Shareholders' equity	9 Months Ended
Sep. 30, 2018
Shareholders' equity
Shareholders' equity

Note 14 - Shareholders’ equity

(a)Common shares

The Company’s authorized capital stock includes an unlimited number of common shares (issued - 186,362,994 common shares as at September 30, 2018) having no par value and preferred shares issuable in series (issued - nil).

During the three months ended September 30, 2018, the Company issued 179,478 common shares (Q3/2017 – 139,806 common shares) pursuant to the terms of the Company’s Dividend Reinvestment Plan (“DRIP”). For the nine months ended September 30, 2018, the Company issued 427,663 common shares (YTD/2017 – 424,847 common shares) under its DRIP.

(b)Dividends

The Company paid dividends in the amount of $45.0 million (Q3/2017 - $42.8 million), or $0.24 per share (Q3/2017 - $0.23 per share), for the three months ended September 30, 2018, and $132.9 million (YTD/2017 - $124.7 million), or $0.71 per share (YTD/2017 - $0.68 per share), in the nine months ended September 30, 2018. The Company paid cash dividends in the amount of $33.8 million (Q3/2017 – $31.8 million) and $104.5 million (YTD/2017 - $94.0 million) and issued common shares pursuant to its DRIP valued at $11.2 million (Q3/2017 - $11.0 million) and $28.4 million (YTD/2017 - $30.7 million), in the three and nine months ended September 30, 2018, respectively.

(c)Stock-based payments

During the three and nine months ended September 30, 2018, an expense of $1.5 million (Q3/2017 – $0.9 million) and $4.1 million (YTD/2017 - $4.0 million), respectively, related to stock options and restricted share units has been included in the consolidated statement of income and comprehensive income. In the three and nine months ended September 30, 2018,  nil (Q3/2017 - $nil) and $0.3 million (YTD/2017 - $0.2 million) was capitalized to royalty, stream and working interests.

During the three months ended September 30, 2018, the Company granted 47,732 stock options (Q3/2017 – nil) to employees at a weighted average exercise price of C$88.76 (Q3/2017 – n/a). These ten-year term options vest over three years in equal portions on the anniversary of the grant date. The fair value of the stock options granted during Q3/2018 has been determined to be $0.9 million (Q3/2017 – n/a).

The fair value of the options was calculated using the Black-Scholes option pricing model and utilized the following assumptions, resulting in a fair value of C$25.14 per stock option (Q3/2017 – n/a):

Risk-free interest rate	2.18%
Expected dividend yield	1.41%
Expected price volatility of the Company’s common shares	33.3%
Expected life of the option	5 years
Forfeiture rate	0%